AMERICAN PENSION INVESTORS TRUST

Supplement dated August 7, 2008

to the

Class A Shares Prospectus,

dated October 1, 2007, as supplemented April 16, 2008, May 12, 2008 and May 30, 2008

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

The following language is added after the section “Sales Charges – Class A Shares” on page 29 of the Class A Shares Prospectus:

The Funds reserve the right to waive sales charges for the reinvestment of proceeds from the sale of shares of a non-API Fund where those shares were subject to a front-end sales charge (sometimes called a NAV Transfer).

AMERICAN PENSION INVESTORS TRUST

Supplement dated August 7, 2008

to the

Statement of Additional Information (“SAI”)

dated October 1, 2007, as supplemented April 16, 2008, May 12, 2008 and May 30, 2008

This supplement provides new and additional information that affects information contained in the SAI and should be read in conjunction with the SAI.

The following language is added following the section “Distribution of Fund Shares” on page 24 of the SAI:

The Funds reserve the right to waive sales charges on certain Class A Shares for the reinvestment of proceeds from the sale of shares of a non-API Fund where those shares were subject to a front-end sales charge (sometimes called a NAV Transfer).